John Hancock
CQS Multi Asset Credit Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 21.8%					$17,239,023
(Cost $17,377,309)
Communication services 1.3%					1,056,135
Media 1.3%
Summer BC Holdco B SARL	5.750	10-31-26	EUR	500,000	518,794
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	500,000	537,341
Consumer discretionary 2.9%					2,302,196
Broadline retail 0.7%
PEU Fin PLC	7.250	07-01-28	EUR	500,000	538,599
Hotels, restaurants and leisure 1.5%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	400,000	512,450
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	183,330
Punch Finance PLC	6.125	06-30-26	GBP	430,000	530,517
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	537,300
Consumer staples 0.6%					498,821
Consumer staples distribution and retail 0.6%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	498,821
Financials 15.0%					11,858,774
Banks 8.2%
Alpha Services and Holdings SA (11.875% to 8-8-28, then 5 Year Euro Swap Rate + 9.312%) (A)	11.875	02-08-28	EUR	500,000	606,712
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) (A)	6.125	11-16-27		600,000	577,233
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (A)	11.875	12-21-28	EUR	200,000	248,547
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (A)	4.375	03-15-28		229,000	209,262
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (A)	8.500	06-15-30	GBP	500,000	649,404
BAWAG Group AG (7.250% to 3-18-30, then 5 Year EURIBOR ICE Swap Rate + 5.052%) (A)	7.250	09-18-29	EUR	200,000	215,667
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)	4.625	02-25-31		200,000	172,092
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (A)	9.250	06-12-29	EUR	200,000	222,584
Close Brothers Group PLC (2.000% to 9-11-26, then 5 Year United Kingdom Gilt Rate + 1.700%)	2.000	09-11-31	GBP	100,000	113,460
Close Brothers Group PLC (11.125% to 5-29-29, then 5 Year United Kingdom Gilt Rate + 7.039%) (A)	11.125	11-29-28	GBP	300,000	365,697
Coventry Building Society (8.750% to 12-11-29, then 5 Year United Kingdom Gilt Rate + 4.727%) (A)	8.750	06-11-29	GBP	204,000	262,589
La Banque Postale SA (3.000% to 5-20-29, then 5 Year Euro Swap Rate + 3.121%) (A)	3.000	11-20-28	EUR	600,000	547,337
NIBC Bank NV (8.250% to 7-4-30, then 5 Year Euro Swap Rate + 5.599%) (A)	8.250	01-04-30	EUR	200,000	222,253
Oldenburgische Landesbank AG (8.500% to 4-24-29, then 5 Year EURIBOR ICE Swap Rate + 5.833%)	8.500	04-24-34	EUR	100,000	115,005
OTP Bank NYRT (7.300% to 7-30-30, then 5 Year CMT + 2.861%)	7.300	07-30-35		500,000	503,654
Raiffeisen Bank International AG (6.000% to 12-15-26, then 5 Year Euro Swap Rate + 6.446%) (A)	6.000	06-15-26	EUR	600,000	623,001
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)	5.375	11-18-30		282,000	248,015
Unicaja Banco SA (4.875% to 5-18-27, then 5 Year Euro Swap Rate + 5.020%) (A)	4.875	11-18-26	EUR	600,000	613,150
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets 2.9%
Deutsche Bank AG (4.625% to 4-30-28, then 5 Year EURIBOR ICE Swap Rate + 4.747%) (A)	4.625	10-30-27	EUR	200,000	$198,143
Thulite SA (B)	1.000	07-04-44	EUR	2,000,000	2,074,801
Financial services 2.9%
Aareal Bank AG (9.875% to 7-31-30, then 5 Year CMT + 5.068%) (A)	9.875	07-31-30		600,000	601,471
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 2.750%) (C)	4.679	06-28-27	EUR	100,000	98,553
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 5.383%) (A)(C)	8.474	04-28-28	EUR	400,000	344,417
Kane Bidco, Ltd.	6.500	02-15-27	GBP	500,000	617,655
OSB Group PLC (6.000% to 4-7-27, then 5 Year United Kingdom Gilt Rate + 5.393%) (A)	6.000	10-07-26	GBP	400,000	471,805
OSB Group PLC (8.875% to 1-16-29, then 1 Year United Kingdom Gilt Rate + 5.255%)	8.875	01-16-30	GBP	109,000	147,373
Insurance 1.0%
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (A)	10.125	05-25-33	GBP	400,000	566,644
RLGH Finance Bermuda, Ltd.	8.250	07-17-31		200,000	222,250
Health care 0.8%					654,657
Biotechnology 0.8%
Grifols SA	7.500	05-01-30	EUR	604,000	654,657
Industrials 0.5%					387,267
Machinery 0.5%
Selecta Group BV	8.044	04-01-26	EUR	529,030	387,267
Materials 0.2%					112,015
Chemicals 0.2%
INEOS Quattro Finance 2 PLC	6.750	04-15-30	EUR	105,000	112,015
Real estate 0.5%					369,158
Real estate management and development 0.5%
Aroundtown Finance Sarl (7.125% to 4-16-30, then 5 Year EURIBOR ICE Swap Rate + 4.508% to 4-16-35, then 5 Year EURIBOR ICE Swap Rate + 4.758% to 4-16-50, then 5 Year EURIBOR ICE Swap Rate + 5.508%) (A)	7.125	01-16-30	EUR	144,000	147,228
CPI Property Group SA (4.875% to 10-16-25, then 5 Year Euro Swap Rate + 4.944% to 10-16-30, then 5 Year Euro Swap Rate + 5.194% to 10-16-45, then 5 Year Euro Swap Rate + 5.944%) (A)	4.875	07-16-25	EUR	107,000	107,409

CPI Property Group SA	6.000	01-27-32	EUR	110,000	114,521
Term loans (D) 43.5%					$34,453,024
(Cost $35,036,672)
Communication services 3.4%					2,688,722
Diversified telecommunication services 0.8%
Zegona Communications PLC, USD Term Loan B (3 and 6 month CME Term SOFR + 4.250%)	8.539	07-17-29		658,350	664,934
Interactive media and services 2.0%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.562	05-03-28		325,235	321,069
ZPG, Ltd., 2023 GBP Term Loan B (1 month SONIA + 5.500%)	10.200	07-20-28	GBP	1,000,000	1,240,867
Media 0.6%
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.802	08-02-29		465,473	461,852
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	2

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 10.6%					$8,399,946
Diversified consumer services 2.6%
AD Education SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.797	11-14-31	EUR	1,000,000	1,040,803
Eagle Bidco, Ltd., 2021 EUR Term Loan B (1 month EURIBOR + 3.500%)	6.225	03-20-28	EUR	1,000,000	1,035,409
Hotels, restaurants and leisure 3.3%
Kingpin Intermediate Holdings LLC, 2023 Term Loan B (1 month CME Term SOFR + 3.500%)	7.812	02-08-28		498,734	499,981
PAX Holdco Spain SL, 2024 EUR Term Loan B3 (6 month EURIBOR + 5.000%)	7.642	12-31-29	EUR	1,000,000	1,041,073
Qsrp Finco Sarl, 2024 EUR Add on Term Loan B (3 month EURIBOR + 5.250%)	8.093	06-19-31	EUR	1,000,000	1,038,376
Leisure products 0.6%
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	8.047	02-21-30		497,494	502,160
Specialty retail 2.8%
Constellation Automotive, Ltd., GBP Term Loan B (E)	TBD	07-28-28	GBP	1,000,000	1,226,620
PetSmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.162	02-11-28		496,144	496,888
Victra Holdings LLC, 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 5.250%)	9.541	03-31-29		487,500	494,203
Textiles, apparel and luxury goods 1.3%
Breitling Financing Sarl, 2021 EUR Term Loan B (E)	TBD	10-25-28	EUR	1,000,000	1,024,433
Consumer staples 4.4%					3,482,394
Consumer staples distribution and retail 1.8%
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	7.523	11-04-30	EUR	900,000	933,343
United Natural Foods, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.750%)	9.062	05-01-31		496,250	502,557
Food products 2.0%
Alltech, Inc., Term Loan B (1 month CME Term SOFR + 4.000%)	8.426	10-13-28		498,715	500,116
Artisan Newco BV, 2024 EUR 1st Lien Term Loan B (E)	TBD	02-12-29	EUR	1,000,000	1,043,563
Personal care products 0.6%
KDC/ONE Development Corp, Inc., 2024 USD Term Loan (1 month CME Term SOFR + 4.000%)	8.312	08-15-28		500,000	502,815
Energy 1.2%					973,543
Energy equipment and services 0.6%
Goodnight Water Solutions Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	8.812	06-04-29		472,500	474,863
Oil, gas and consumable fuels 0.6%
WaterBridge Midstream Operating LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 4.750%)	9.077	06-27-29		498,750	498,680
Financials 3.1%					2,455,987
Capital markets 0.6%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.000%)	7.312	07-31-31		498,750	501,398
Insurance 2.5%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	7.312	11-06-30		498,750	499,139
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	7.676	12-23-26		413,002	412,717
Athena Holdco SAS, 2024 EUR 1st Lien Term Loan B (3 month EURIBOR + 3.500%)	6.215	04-14-31	EUR	1,000,000	1,042,733
3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 3.8%					$2,990,531
Health care providers and services 1.9%
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.291	08-01-29		497,494	501,379
SM Wellness Holdings, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.500%)	9.052	04-14-28		496,154	489,952
Team Public Choices LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.552	12-20-27		497,416	497,108
Health care technology 1.3%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	7.087	05-01-31		496,256	499,358
Imprivata, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.500%)	7.791	12-01-27		497,487	500,597
Pharmaceuticals 0.6%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.312	04-23-31		498,750	502,137
Industrials 8.4%					6,676,505
Commercial services and supplies 5.2%
Albion Financing 3 Sarl, 2024 EUR Term Loan B (E)	TBD	08-16-29	EUR	1,000,000	1,038,697
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.162	05-12-28		496,154	497,737
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.299	10-21-30		496,250	495,734
Shilton Bidco, Ltd., 2024 EUR 1st Lien Term Loan B (3 month EURIBOR + 4.000%)	6.683	01-14-30	EUR	1,000,000	1,039,994
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B5 (3 month EURIBOR + 3.750%)	6.782	07-15-29	EUR	1,000,000	1,043,718
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	8.926	07-31-28		490,066	486,391
Machinery 0.6%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.847	07-01-31		22,516	22,574
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.812	07-01-31		497,379	498,717
Professional services 2.0%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.062	01-31-31		464,942	465,407
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	7.055	06-02-31		58,256	58,419
Impala Bidco 0, Ltd., GBP Term Loan (1 month SONIA + 5.000%)	9.700	06-08-28	GBP	1,000,000	1,029,117
Information technology 7.6%					6,028,265
IT services 0.6%
ION Trading Technologies Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.829	04-01-28		477,380	477,800
Software 5.1%
Azalea TopCo, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	7.562	04-30-31		498,750	499,952
Boxer Parent Company, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.287	07-30-31		500,000	501,825
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.579	07-06-29		498,750	475,598
Claudius Finance Sarl, 2021 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.862	07-10-28	EUR	1,000,000	1,037,514
Leia Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.535	10-09-31		500,000	500,180
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.337	03-01-29		498,750	499,872
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	7.312	08-31-28		497,494	500,215
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	4

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.9%
IDEMIA Identity and Security France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.683	09-30-28	EUR	1,000,000	$1,042,494
Sandisk Corp., Term Loan B (E)	TBD	12-13-31		500,000	492,815
Materials 1.0%					757,131
Chemicals 1.0%
Bakelite US Holdco, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.076	12-23-31		500,000	498,595

Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.176	02-18-28		261,422	258,536
Collateralized mortgage obligations 10.1%					$7,956,939
(Cost $7,829,395)
U.S. Government Agency 10.1%					7,956,939
FARM Mortgage Trust
Series 2024-2, Class B (F)(G)	5.596	08-01-54		3,359,760	2,948,251
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (C)(F)	10.351	08-25-33		2,500,000	3,052,143

Series 2022-DNA1, Class B2 (30 day Average SOFR + 5.364%) (C)(F)	9.715	01-25-50		1,750,000	1,956,545
Asset-backed securities 20.1%					$15,921,542
(Cost $16,200,972)
Asset-backed securities 20.1%					15,921,542
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (C)	9.094	07-20-32	EUR	2,850,000	2,965,942
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (C)	8.874	07-19-35	EUR	2,000,000	2,075,836
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (C)	12.025	07-15-34	EUR	1,500,000	1,547,679
FIGRE Trust
Series 2023-HE2, Class CE (F)(G)	5.178	05-25-53		1,863,632	2,335,206
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (C)(F)	9.055	07-15-37	EUR	2,860,000	3,047,459
Providus CLO V DAC
Series 5X, Class E (3 month EURIBOR + 5.290%) (C)	8.313	02-15-35	EUR	2,700,000	2,788,886
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (C)	8.805	07-15-35	EUR	1,100,000	1,160,534

	Yield (%)	Shares	Value
Short-term investments 6.6%			$5,223,129
(Cost $5,223,129)
Short-term funds 6.6%			5,223,129
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.3169(H)	5,223,129	5,223,129

Total investments (Cost $81,667,477) 102.1%	$80,793,657
Other assets and liabilities, net (2.1%)	(1,638,701)
Total net assets 100.0%	$79,154,956

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,339,604 or 16.9% of the fund’s net assets as of 1-31-25.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of net assets on 1-31-25:
United States	37.0%
Ireland	17.5%
United Kingdom	16.4%
Luxembourg	8.3%
France	5.5%
Germany	3.7%
Spain	3.6%
Netherlands	2.1%
Belgium	1.3%
Canada	1.2%
Other countries	3.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	6

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	33,799,332	EUR	32,610,000	SSB	2/10/2025	—	$(39,293)
USD	8,102,370	GBP	6,500,000	SSB	2/10/2025	$43,258	—
						$43,258	$(39,293)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
7	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$17,239,023	—	$15,164,222	$2,074,801
Term loans	34,453,024	—	34,453,024	—
Collateralized mortgage obligations	7,956,939	—	7,956,939	—
Asset-backed securities	15,921,542	—	15,921,542	—
Short-term investments	5,223,129	$5,223,129	—	—
Total investments in securities	$80,793,657	$5,223,129	$73,495,727	$2,074,801
Derivatives:
Assets
Forward foreign currency contracts	$43,258	—	$43,258	—
Liabilities
Forward foreign currency contracts	(39,293)	—	(39,293)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Corporate bonds
Balance as of 10-31-24	$2,175,500
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	(100,699)
Balance as of 1-31-25	$2,074,801
Change in unrealized appreciation (depreciation) at period end[1]	$(100,699)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
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The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 1-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Corporate bonds	$2,074,801	Transaction Indicative of value	Prior/recent transactions	EUR 100.00	EUR 100.00
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of January 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Prior/recent transactions	Increase	Decrease
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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